HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%
Airlines: 1.3%
130,000	Hawaiian Holdings, Inc.	$2,301,000

Apparel & Shoe Retail: 2.3%
100,000	American Eagle Outfitters, Inc.	2,007,000
55,000	Shoe Carnival, Inc.	2,154,900
		4,161,900
Arts & Crafts Retail: 1.2%
170,000	The Michaels Companies, Inc. [1]	2,211,700

Automobile Retail: 1.5%
25,000	America's Car-Mart, Inc. [1]	2,746,000

Banks: 7.9%
345,000	Hilltop Holdings, Inc.	9,490,950
25,000	Prosperity Bancshares, Inc.	1,734,000
64,594	Triumph Bancorp, Inc. [1]	3,136,039
		14,360,989
Bedding Retail: 0.8%
85,000	Bed Bath & Beyond, Inc.	1,509,600

Building Materials: 8.1%
125,000	The AZEK Co, Inc. - Class A [1]	4,806,250
70,000	Eagle Materials, Inc.	7,094,500
70,000	U.S. Concrete, Inc. [1]	2,797,900
		14,698,650
Chemicals: 1.7%
40,000	Ingevity Corp. [1]	3,029,200

Commercial Services: 2.0%
40,000	Chegg, Inc. [1]	3,613,200

Computers: 2.2%
107,352	NCR Corp. [1]	4,033,214

Electrical Components & Equipment: 1.1%
32,000	Encore Wire Corp.	1,938,240

Entertainment: 1.6%
170,000	Cinemark Holdings, Inc.	2,959,700

Healthcare Products: 3.4%
100,000	Inmode Ltd. [1]	4,748,000
15,000	Tandem Diabetes Care, Inc. [1]	1,435,200
		6,183,200
Healthcare Services: 1.8%
65,000	Acadia Healthcare Co., Inc. [1]	3,266,900

Home Builders: 2.3%
165,000	Taylor Morrison Home Corp. [1]	4,232,250

Home Furnishings Retail: 7.6%
200,000	Ethan Allen Interiors, Inc.	4,042,000
12,000	RH [1]	5,370,240
165,000	Tempur-Pedic International, Inc. [1]	4,455,000
		13,867,240
Household Products: 1.5%
35,000	Spectrum Brands Holdings, Inc.	2,764,300

Insurance: 1.6%
6,000	Goosehead Insurance, Inc. - Class A	748,560
100,000	NMI Holdings, Inc. - Class A [1]	2,265,000
		3,013,560
Internet: 3.1%
110,000	CarGurus, Inc. [1]	3,490,300
45,000	Overstock.com, Inc. [1]	2,158,650
		5,648,950
Iron & Steel: 6.1%
235,000	Cleveland-Cliffs, Inc.	3,421,600
375,000	Commercial Metals Co.	7,702,500
		11,124,100
Leisure Time: 11.5%
50,000	Brunswick Corp.	3,812,000
190,000	Callaway Golf Co.	4,561,900
140,000	Nautilus, Inc. [1]	2,539,600
185,000	Norwegian Cruise Line Holdings Ltd. [1]	4,704,550
230,000	Vista Outdoor, Inc. [1]	5,464,800
		21,082,850
Lodging: 2.9%
125,000	Boyd Gaming Corp. [1]	5,365,000

Oil Companies Exploration & Production: 3.6%
250,000	Comstock Resources, Inc. [1]	1,092,500
300,000	Matador Resources Co. [1]	3,618,000
132,000	Parsley Energy, Inc. - Class A	1,874,400
		6,584,900
Oil U.S. Royalty Trusts: 5.0%
12,535	Texas Pacific Land Trust	9,112,945

Restaurants: 3.7%
50,000	Brinker International, Inc.	2,828,500
50,000	Texas Roadhouse, Inc.	3,908,000
		6,736,500
Semiconductors: 4.9%
25,000	Brooks Automation, Inc.	1,696,250
75,000	Kulicke & Soffa Industries, Inc.	2,385,750
50,000	Synaptics, Inc. [1]	4,820,000
		8,902,000
Software: 6.4%
29,099	Envestnet, Inc. [1]	2,394,557
35,000	Five9, Inc. [1]	6,104,000
70,000	Upland Software, Inc. [1]	3,212,300
		11,710,857
Transportation: 1.0%
110,000	Marten Transport Ltd.	1,895,300

Vision Services: 1.2%
50,000	National Vision Holdings, Inc. [1]	2,264,500

TOTAL COMMON STOCKS
(Cost $117,604,611)		181,318,745

TOTAL INVESTMENTS IN SECURITIES: 99.3%
(Cost $117,604,611)		181,318,745
Other Assets in Excess of Liabilities: 0.7%		1,234,540
TOTAL NET ASSETS: 100.0%		$182,553,285

[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$181,318,745	$-	$-	$181,318,745
Total Investments in Securities	$181,318,745	$-	$-	$181,318,745